UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04894

__Franklin Managed Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: _3/31/17

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter

March 31, 2017

Franklin Rising Dividends Fund

A SERIES OF FRANKLIN MANAGED TRUST

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Contents

Semiannual Report
Franklin Rising Dividends Fund	3
Performance Summary	7
Your Fund's Expenses	9
Financial Highlights and Statement of Investments	10
FinancialStatements	19
Notes to Financial Statements	23
Shareholder Information	31

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin Rising Dividends Fund

This semiannual report for Franklin Rising Dividends Fund covers the period ended March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks long-term capital appreciation. Preservation of capital, while not a primary goal, is also an important consideration. Under normal market conditions, the Fund invests at least 80% of its net assets in companies that have paid consistently rising dividends. The Fund invests predominantly in equity securities, primarily common stock. Companies that have paid consistently rising dividends include those companies that currently pay dividends on their common stocks and have maintained or increased their dividend rate during the last four consecutive years. The Fund may invest up to 25% of its total assets in foreign securities.

Performance Overview

For the six months under review, the Fund’s Class A shares delivered a +6.14% cumulative total return. In comparison, the Fund’s benchmark, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, generated a +10.12% total return.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. economy continued to grow in 2017’s first quarter, though at a slower pace compared to 2016’s fourth quarter. Strength in business investment, exports, housing and consumer spending was partially offset by declines in private inventory investment and government spending. The manufacturing sector generally expanded, and the services sector continued to grow. The unemployment rate decreased from 4.9% in September 2016 to 4.5% at period-end.2 Monthly retail sales were volatile, but grew during most of the review period. Inflation generally increased during the period, as measured by the Consumer Price Index.

At its December meeting, the U.S. Federal Reserve (Fed) raised its target range for the federal funds rate to 0.50%–0.75%, as policymakers cited improved labor market conditions and higher inflation. The Fed kept its interest rate unchanged at its February meeting, but incoming economic data, along with statements by Fed officials in late February and early March, heightened many investors’ expectations for a March interest-rate hike. The Fed, at its March meeting, made the widely anticipated increase in its federal funds target rate to 0.75%–1.00%.

U.S. equity markets rose during the review period, benefiting from mostly upbeat economic data, encouraging corporate earnings, signs of improvement in the Chinese and European economies, ongoing expansionary monetary policies from key central banks and investor optimism arising from U.S. President Donald Trump’s pro-growth and pro-business policy plans. However, investor concerns about the terms of the U.K.’s exit from the European Union and President Trump’s protectionist policies weighed on market sentiment. The broad U.S. stock market ended the six-month period with a +10.12% total return, as measured by the S&P 500.1

Investment Strategy

We base our investment strategy on our belief that companies with consistently rising dividends should, over time, also experience stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening criteria, such as consistent and substantial dividend increases, strong balance sheets, and relatively low price/earnings ratios. We seek fundamentally sound companies that meet our standards and

1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
2. Source: Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 15.

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FRANKLIN RISING DIVIDENDS FUND

attempt to acquire them at what we believe are attractive prices, often when they are out of favor with other investors.

Manager’s Discussion

During the six months under review, holdings that positively contributed to Fund performance included Albemarle, Bunge and Microsoft.

Shares of Albemarle, a specialty chemicals producer, performed well over the period, as the company reported strong quarterly and full-year 2016 results after having increased guidance repeatedly during the year. Ongoing strength in the company’s lithium business contributed significantly to its strong performance, and its refining solutions and bromine businesses also generated solid results. Management continues to focus on expanding the company’s market leading positions in lithium. Albemarle has 23 consecutive years of dividend increases.

Shares of Bunge, an agribusiness company, rose in anticipation of an improved outlook in South America, as indicated by management during the company’s last quarterly earnings call, and due to positive assessment by analysts. We believe that Bunge should experience improved profitability over the mid-term, driven by a reversion to more typical demand for soy meal, increased soy crush margins in China, better profitability for the company’s sugar business, and improving end-market conditions in Brazil for the edible oils business. Bunge has raised its dividend for 16 consecutive years.

Microsoft, a software and information technology (IT) services company, benefited from higher share prices as the company’s cloud-based initiatives continued to deliver strong results, led by Office 365 subscriber growth and Azure revenue growth. Additionally, prudent expense management led to better operating results and earnings-per-share growth, which topped the consensus expectation. The company has raised its dividend for 13 years.

Detractors from Fund performance included Perrigo, Target and Medtronic.

Perrigo, a health care supplier and pharmaceuticals company, was adversely affected by the abrupt departure of its chief executive officer, a reduction in earnings guidance, and concerns about diminishing pricing power in its prescriptions business. New management is focused on resetting the company’s guidance to more realistic levels and on improving profitability at its underperforming European subsidiary. We like management’s actions and regard many of the problems as fixable or one-time in nature. Also, we believe that the private-label franchise remains a solid driver of long-term value. The company has 15 consecutive years of dividend increases.

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Shares of Target, which operates general merchandise discount stores, declined due to concerns about weakening revenue growth and an announcement by management of a significant, upcoming investment program. The investment program includes a shift from promotional pricing to an “everyday low price” strategy, as well as investment in the company’s e-commerce and supply chain infrastructure. Despite the short-term reduction in margins, we believe these investments should improve Target’s multi-channel strategy. We believe the company’s differentiated merchandizing strategy, sale of its pharmacies to CVS, urban expansion, and focus on e-commerce should position it well going forward. Target has raised its dividend for 45 consecutive years.

Shares of Medtronic, a developer of therapeutic and diagnostic medical products, declined in response to lower-than-expected fiscal second-quarter earnings results. Several one-time factors, including the timing of new product launches, played a role in the weaker-than-expected results. However, a slowdown in the replacement rate of the coronary division’s implantable cardioverter-defibrillators, due to improved battery lives, had a more significant impact on the company. Despite these headwinds, we believe that Medtronic’s diversified revenue base, strength in product innovation, and emerging markets exposure should enable the company to maintain its solid growth profile. Medtronic has raised its dividend for 39 years.

We initiated new positions in Analog Devices, an integrated circuits manufacturer (14 consecutive years of dividend increases); and Visa, a global payments technology company (8 years). We added to existing holdings including Accenture, a management consultant and professional services company (12 years); Air Products and Chemicals, a manufacturer of industrial gases and chemicals (35 years); and Colgate-Palmolive, a household and consumer products manufacturer (55 years). We exited positions including Qualcomm, Parker-Hannifin, Advansix, Microchip Technology and Sanofi. We reduced our holdings in several positions including Archer-Daniels-Midland, Chevron and Procter & Gamble, among others.

Our 10 largest positions on March 31, 2017, represented 32.4% of the Fund’s total net assets. It is interesting to note how these 10 companies fit the Fund’s screening criteria. On average, they have raised their dividends 25.6 years in a row and by 272% over the past 10 years. Their most recent year-over-year dividend increases averaged 9.6% with a dividend yield of 1.9% on March 31, 2017, and a dividend payout ratio of 38.5%, based on estimates of calendar year 2017 operating earnings.

Their average price/earnings ratio was 20.4 times 2017 estimates versus 18.4 for that of the unmanaged S&P 500.

Thank you for your continued participation in Franklin Rising Dividends Fund. We look forward to continuing to serve your investment needs.

Top 10 Holdings
3/31/17
Company	% of Total
Sector/Industry	Net Assets
Roper Technologies Inc.	4.2%
Industrial Conglomerates
Albemarle Corp.	4.1%
Materials
Microsoft Corp.	3.8%
Software & Services
Stryker Corp.	3.2%
Health Care Equipment & Services
Honeywell International Inc.	3.0%
Industrial Conglomerates
Becton, Dickinson and Co.	3.0%
Health Care Equipment & Services
Praxair Inc.	2.9%
Materials
United Technologies Corp.	2.8%
Aerospace & Defense
Air Products and Chemicals Inc.	2.7%
Materials
Medtronic PLC	2.7%
Health Care Equipment & Services

CFA® is a trademark owned by CFA Institute.

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FRANKLIN RISING DIVIDENDS FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN RISING DIVIDENDS FUND

Performance Summary as of March 31, 2017

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/171

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.75% and the minimum is 0%. Class A: 5.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[2]	Total Return[3]
A
6-Month	+6.14%	+0.04%
1-Year	+14.33%	+7.76%
5-Year	+68.33%	+9.67%
10-Year	+91.91%	+6.11%
Advisor
6-Month	+6.28%	+6.28%
1-Year	+14.62%	+14.62%
5-Year	+70.46%	+11.26%
10-Year	+96.90%	+7.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN RISING DIVIDENDS FUND
PERFORMANCE SUMMARY

Distributions (10/1/16–3/31/17)
	Net Investment	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total
A	$0.4974	$0.0147	$1.0925	$1.6046
C	$0.3031	$0.0147	$1.0925	$1.4103
R	$0.4320	$0.0147	$1.0925	$1.5392
R6	$0.5973	$0.0147	$1.0925	$1.7045
Advisor	$0.5666	$0.0147	$1.0925	$1.6738

Total Annual Operating Expenses[4]
Share Class
A	0.91%
Advisor	0.66%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 1/31/18. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN RISING DIVIDENDS FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)
			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1]	Value 3/31/17	10/1/16–3/31/17[1]	Ratio[2]
A	$1,000	$1,061.40	$4.63	$1,020.44	$4.53	0.90%
C	$1,000	$1,057.40	$8.46	$1,016.70	$8.30	1.65%
R	$1,000	$1,060.10	$5.91	$1,019.20	$5.79	1.15%
R6	$1,000	$1,063.40	$2.68	$1,022.34	$2.62	0.52%
Advisor	$1,000	$1,062.80	$3.34	$1,021.69	$3.28	0.65%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN MANAGED TRUST

Financial Highlights
Franklin Rising Dividends Fund
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.47	$47.01	$49.72	$45.46	$37.86	$31.39
Income from investment operations[a]:
Net investment income[b]	0.37	0.69	0.64	0.55	0.54	0.52
Net realized and unrealized gains (losses)	2.83	8.26	(2.22)	4.50	7.61	6.36
Total from investment operations	3.20	8.95	(1.58)	5.05	8.15	6.88
Less distributions from:
Net investment income.	(0.50)	(0.58)	(0.63)	(0.79)	(0.55)	(0.41)
Net realized gains	(1.11)	(1.91)	(0.50)	—	—	—
Total distributions	(1.61)	(2.49)	(1.13)	(0.79)	(0.55)	(0.41)
Net asset value, end of period	$55.06	$53.47	$47.01	$49.72	$45.46	$37.86

Total return[c]	6.14%	19.51%	(3.35)%	11.16%	21.86%	22.02%

Ratios to average net assets[d]
Expenses.	0.90%[e]	0.91%[e]	0.92%[e]	0.91%[e]	0.93%	0.96%
Net investment income	1.39%	1.38%	1.25%	1.12%	1.30%	1.44%

Supplemental data
Net assets, end of period (000’s)	$11,435,363	$11,662,059	$10,220,847	$10,615,668	$8,795,238	$5,777,197
Portfolio turnover rate	1.52%	1.74%	8.51%	4.42%	0.70%	2.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST
FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$52.50	$46.26	$48.94	$44.62	$37.20	$30.87
Income from investment operations[a]:
Net investment income[b]	0.17	0.31	0.25	0.18	0.23	0.24
Net realized and unrealized gains (losses)	2.77	8.12	(2.18)	4.42	7.49	6.28
Total from investment operations	2.94	8.43	(1.93)	4.60	7.72	6.52
Less distributions from:
Net investment income.	(0.30)	(0.28)	(0.25)	(0.28)	(0.30)	(0.19)
Net realized gains	(1.11)	(1.91)	(0.50)	—	—	—
Total distributions	(1.41)	(2.19)	(0.75)	(0.28)	(0.30)	(0.19)
Net asset value, end of period	$54.03	$52.50	$46.26	$48.94	$44.62	$37.20

Total return[c]	5.74%	18.62%	(4.07)%	10.32%	20.93%	21.13%

Ratios to average net assets[d]
Expenses.	1.65%[e]	1.66%[e]	1.67%[e]	1.66%[e]	1.68%	1.71%
Net investment income	0.64%	0.63%	0.50%	0.37%	0.55%	0.69%

Supplemental data
Net assets, end of period (000’s)	$2,950,591	$2,956,171	$2,644,955	$2,775,137	$2,261,420	$1,410,361
Portfolio turnover rate	1.52%	1.74%	8.51%	4.42%	0.70%	2.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST
FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.28	$46.87	$49.56	$45.26	$37.72	$31.29
Income from investment operations[a]:
Net investment income[b]	0.31	0.57	0.51	0.42	0.44	0.43
Net realized and unrealized gains (losses)	2.81	8.22	(2.20)	4.48	7.58	6.34
Total from investment operations	3.12	8.79	(1.69)	4.90	8.02	6.77
Less distributions from:
Net investment income.	(0.43)	(0.47)	(0.50)	(0.60)	(0.48)	(0.34)
Net realized gains	(1.11)	(1.91)	(0.50)	—	—	—
Total distributions	(1.54)	(2.38)	(1.00)	(0.60)	(0.48)	(0.34)
Net asset value, end of period	$54.86	$53.28	$46.87	$49.56	$45.26	$37.72

Total return[c]	6.01%	19.20%	(3.58)%	10.86%	21.55%	21.74%

Ratios to average net assets[d]
Expenses.	1.15%[e]	1.16%[e]	1.17%[e]	1.16%[e]	1.18%	1.21%
Net investment income	1.14%	1.13%	1.00%	0.87%	1.05%	1.19%

Supplemental data
Net assets, end of period (000’s)	$242,246	$247,961	$243,597	$332,943	$277,758	$179,509
Portfolio turnover rate	1.52%	1.74%	8.51%	4.42%	0.70%	2.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST
FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013 [a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.46	$46.98	$49.67	$45.50	$42.07
Income from investment operations[b]:
Net investment income[c]	0.49	0.90	0.84	0.74	0.30
Net realized and unrealized gains (losses)	2.81	8.24	(2.20)	4.50	3.13
Total from investment operations.	3.30	9.14	(1.36)	5.24	3.43
Less distributions from:
Net investment income	(0.60)	(0.75)	(0.83)	(1.07)	—
Net realized gains	(1.11)	(1.91)	(0.50)	—	—
Total distributions	(1.71)	(2.66)	(1.33)	(1.07)	—
Net asset value, end of period.	$55.05	$53.46	$46.98	$49.67	$45.50

Total return[d]	6.34%	19.97%	(2.93)%	11.59%	8.15%

Ratios to average net assets[e]
Expenses	0.52%[f]	0.52%[f]	0.52%[f]	0.52%[f]	0.53%
Net investment income.	1.77%	1.77%	1.65%	1.51%	1.70%

Supplemental data
Net assets, end of period (000’s)	$518,027	$586,747	$553,301	$597,859	$497,875
Portfolio turnover rate	1.52%	1.74%	8.51%	4.42%	0.70%

aFor the period May 1, 2013 (effective date) to September 30, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.
fBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST
FINANCIAL HIGHLIGHTS

Franklin Rising Dividends Fund (continued)
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$53.45	$46.97	$49.68	$45.48	$37.87	$31.39
Income from investment operations[a]:
Net investment income[b]	0.42	0.81	0.77	0.67	0.65	0.61
Net realized and unrealized gains (losses)	2.85	8.26	(2.22)	4.50	7.60	6.35
Total from investment operations	3.27	9.07	(1.45)	5.17	8.25	6.96
Less distributions from:
Net investment income.	(0.57)	(0.68)	(0.76)	(0.97)	(0.64)	(0.48)
Net realized gains	(1.11)	(1.91)	(0.50)	—	—	—
Total distributions	(1.68)	(2.59)	(1.26)	(0.97)	(0.64)	(0.48)
Net asset value, end of period	$55.04	$53.45	$46.97	$49.68	$45.48	$37.87

Total return[c]	6.28%	19.81%	(3.11)%	11.43%	22.16%	22.36%

Ratios to average net assets[d]
Expenses.	0.65%[e]	0.66%[e]	0.67%[e]	0.66%[e]	0.68%	0.71%
Net investment income	1.64%	1.63%	1.50%	1.37%	1.55%	1.69%

Supplemental data
Net assets, end of period (000’s)	$2,808,535	$2,105,241	$1,671,632	$1,900,482	$1,292,847	$1,233,135
Portfolio turnover rate	1.52%	1.74%	8.51%	4.42%	0.70%	2.77%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.
eBenefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

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FRANKLIN MANAGED TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin Rising Dividends Fund
	Shares	Value

Common Stocks 98.6%
Aerospace & Defense 5.1%
General Dynamics Corp	2,209,190	$413,560,368
United Technologies Corp	4,513,136	506,418,990
		919,979,358
Automobiles & Components 0.3%
Adient PLC	835,374	60,706,629
Banks 0.1%
BB&T Corp	69,000	3,084,300
Citigroup Inc	68,000	4,067,760
KeyCorp	246,000	4,373,880
U.S. Bancorp	71,000	3,656,500
		15,182,440
Building Products 2.0%
Johnson Controls International PLC	8,353,749	351,859,908
Commercial & Professional Services 2.7%
ABM Industries Inc	1,145,249	49,932,857
Brady Corp., A	2,017,025	77,958,016
Cintas Corp	1,484,100	187,798,014
[a] Matthews International Corp., A	2,538,911	171,757,329
		487,446,216
Consumer Durables & Apparel 1.7%
Leggett & Platt Inc	1,097,590	55,230,729
NIKE Inc., B	4,610,400	256,937,592
		312,168,321
Consumer Services 2.1%
McDonald’s Corp	2,035,354	263,802,232
[b] Yum China Holdings Inc. (China)	1,255,000	34,136,000
Yum! Brands Inc	1,255,000	80,194,500
		378,132,732
Diversified Financials 0.2%
[b] Berkshire Hathaway Inc., A	8	1,998,800
Northern Trust Corp	14,000	1,212,120
State Street Corp	469,000	37,337,090
		40,548,010
Electrical Equipment 0.0%†
Eaton Corp. PLC	55,000	4,078,250
Rockwell Automation Inc	15,000	2,335,650
		6,413,900
Energy 6.9%
Chevron Corp	2,421,000	259,942,770
EOG Resources Inc	870,300	84,897,765
Exxon Mobil Corp	3,419,700	280,449,597
Occidental Petroleum Corp	3,742,600	237,131,136
Schlumberger Ltd	4,900,529	382,731,315
		1,245,152,583

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Semiannual Report 15

FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing 3.9%
CVS Health Corp	2,229,400	$175,007,900
Walgreens Boots Alliance Inc	3,453,947	286,850,298
Wal-Mart Stores Inc	3,263,064	235,201,653
		697,059,851
Food, Beverage & Tobacco 6.6%
Archer-Daniels-Midland Co	5,702,190	262,528,828
Bunge Ltd	4,550,980	360,710,675
McCormick & Co. Inc	2,276,400	222,062,820
PepsiCo Inc	3,058,077	342,076,493
		1,187,378,816
Health Care Equipment & Services 12.0%
Abbott Laboratories	4,121,500	183,035,815
Becton, Dickinson and Co	2,934,656	538,333,296
DENTSPLY SIRONA Inc	1,755,000	109,582,200
Medtronic PLC	6,114,500	492,584,120
Stryker Corp	4,320,818	568,835,690
West Pharmaceutical Services Inc	3,141,600	256,385,976
		2,148,757,097
Household & Personal Products 3.4%
Colgate-Palmolive Co	3,887,010	284,490,262
The Procter & Gamble Co	3,591,488	322,695,197
		607,185,459
Industrial Conglomerates 7.4%
Carlisle Cos. Inc	322,529	34,320,311
General Electric Co	83,500	2,488,300
Honeywell International Inc	4,338,900	541,798,443
Roper Technologies Inc	3,642,302	752,098,940
		1,330,705,994
Insurance 2.6%
Aflac Inc	1,564,710	113,316,298
The Allstate Corp	57,000	4,644,930
Arthur J. Gallagher & Co	874,700	49,455,538
Erie Indemnity Co., A	1,733,082	212,649,162
MetLife Inc	20,000	1,056,400
Old Republic International Corp	3,267,850	66,925,568
Prudential Financial Inc	20,000	2,133,600
RLI Corp	339,818	20,395,876
The Travelers Cos. Inc	17,000	2,049,180
		472,626,552
Machinery 5.9%
Donaldson Co. Inc	3,007,604	136,906,134
Dover Corp	5,428,800	436,204,080
Hillenbrand Inc	1,175,200	42,130,920
Illinois Tool Works Inc	28,000	3,709,160
Pentair PLC (United Kingdom)	7,085,260	444,812,623
Stanley Black & Decker Inc	22,000	2,923,140
		1,066,686,057

16 Semiannual Report

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FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value

Common Stocks (continued)
Materials 11.9%
Air Products and Chemicals Inc	3,643,558	$492,936,962
[a] Albemarle Corp	6,998,000	739,268,720
Bemis Co. Inc	1,419,016	69,333,122
Ecolab Inc	1,668,372	209,113,746
Nucor Corp	1,825,400	109,012,888
Praxair Inc	4,327,535	513,245,651
		2,132,911,089
Media 1.3%
[a] John Wiley & Sons Inc., A	4,412,048	237,368,182
Pharmaceuticals, Biotechnology & Life Sciences 5.1%
AbbVie Inc	2,228,700	145,222,092
Johnson & Johnson	3,785,100	471,434,205
Merck & Co. Inc	64,000	4,066,560
Perrigo Co. PLC	1,711,600	113,633,124
Pfizer Inc	3,178,800	108,746,748
Roche Holding AG, ADR (Switzerland)	2,057,000	65,885,710
		908,988,439
Retailing 4.4%
The Gap Inc	4,700,900	114,184,861
The Home Depot Inc	21,500	3,156,845
Ross Stores Inc	4,760,050	313,544,494
Target Corp	3,806,291	210,069,200
Tiffany & Co	1,560,200	148,687,060
		789,642,460
Semiconductors & Semiconductor Equipment 3.9%
Analog Devices Inc	2,639,519	216,308,582
Texas Instruments Inc	5,291,000	426,242,960
[b] Versum Materials Inc	1,784,229	54,597,407
		697,148,949
Software & Services 6.9%
Accenture PLC, A	3,800,300	455,579,964
Microsoft Corp	10,482,500	690,377,450
Visa Inc., A	1,015,200	90,220,824
		1,236,178,238
Technology Hardware & Equipment 0.1%
Cisco Systems Inc	70,000	2,366,000
Corning Inc	195,000	5,265,000
TE Connectivity Ltd	23,600	1,759,380
		9,390,380
Trading Companies & Distributors 0.8%
W.W. Grainger Inc	574,300	133,674,068
Transportation 1.3%
United Parcel Service Inc., B	2,182,300	234,160,790
Total Common Stocks (Cost $11,475,169,529)		17,707,452,518

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Semiannual Report 17

FRANKLIN MANAGED TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)
	Shares	Value
Short Term Investments (Cost $205,767,725) 1.2%
Money Market Funds 1.2%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 0.32%	205,767,725	$205,767,725
Total Investments (Cost $11,680,937,254) 99.8%		17,913,220,243
Other Assets, less Liabilities 0.2%		41,541,904
Net Assets 100.0%		$17,954,762,147

See Abbreviations on page 30.

†Rounds to less than 0.1% of net assets.
aSee Note 7 regarding holdings of 5% voting securities.
bNon-income producing.
cSee Note 3(f) regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN MANAGED TRUST

Financial Statements

Statement of Assets and Liabilities
March 31, 2017 (unaudited)

Franklin Rising Dividends Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$10,794,488,986
Cost - Non-controlled affiliates (Note 3f and 7)	886,448,268
Total cost of investments	$11,680,937,254
Value - Unaffiliated issuers	$16,559,058,287
Value - Non-controlled affiliates (Note 3f and 7)	1,354,161,956
Total value of investments	17,913,220,243
Receivables:
Investment securities sold	57,151,702
Capital shares sold	32,964,999
Dividends	26,659,160
Other assets	16,140
Total assets	18,030,012,244
Liabilities:
Payables:
Investment securities purchased	6,808,870
Capital shares redeemed	46,990,648
Management fees	7,580,190
Distribution fees	9,594,547
Transfer agent fees	3,358,779
Trustees’ fees and expenses	26,013
Accrued expenses and other liabilities	891,050
Total liabilities	75,250,097
Net assets, at value	$17,954,762,147
Net assets consist of:
Paid-in capital	$11,493,352,333
Undistributed net investment income	7,619,682
Net unrealized appreciation (depreciation)	6,232,282,989
Accumulated net realized gain (loss)	221,507,143
Net assets, at value	$17,954,762,147

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 19

FRANKLIN MANAGED TRUST
FINANCIAL STATEMENTS

Statement of Assets and Liabilities (continued)
March 31, 2017 (unaudited)

Franklin Rising Dividends Fund

Class A:
Net assets, at value	$11,435,363,295
Shares outstanding	207,674,738
Net asset value per share[a]	$55.06
Maximum offering price per share (net asset value per share ÷ 94.25%)	$58.42
Class C:
Net assets, at value	$2,950,591,498
Shares outstanding	54,611,034
Net asset value and maximum offering price per share[a]	$54.03
Class R:
Net assets, at value	$242,245,558
Shares outstanding	4,415,469
Net asset value and maximum offering price per share	$54.86
Class R6:
Net assets, at value	$518,026,908
Shares outstanding	9,410,393
Net asset value and maximum offering price per share	$55.05
Advisor Class:
Net assets, at value	$2,808,534,888
Shares outstanding	51,026,952
Net asset value and maximum offering price per share	$55.04

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MANAGED TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2017 (unaudited)

Franklin Rising Dividends Fund

Investment income:
Dividends:
Unaffiliated issuers	$192,342,718
Non-controlled affiliates (Note 3f and 7)	8,094,798
Total investment income.	200,437,516
Expenses:
Management fees (Note 3a)	43,837,354
Distribution fees: (Note 3c)
Class A	14,236,321
Class C	14,583,281
Class R	607,258
Transfer agent fees: (Note 3e)
Class A	7,325,271
Class C	1,874,692
Class R	156,861
Class R6	1,064
Advisor Class	1,550,402
Custodian fees (Note 4)	76,135
Reports to shareholders	602,569
Registration and filing fees	332,581
Professional fees	71,443
Trustees’ fees and expenses	374,031
Other.	137,023
Total expenses	85,766,286
Expense reductions (Note 4)	(705)
Expenses waived/paid by affiliates (Note 3f)	(291,594)
Net expenses	85,473,987
Net investment income	114,963,529
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	192,628,053
Non-controlled affiliates (Note 3f and 7)	3,836,594
Realized gain distributions by Unaffiliated issuers	19,287
Net realized gain (loss)	196,483,934
Net change in unrealized appreciation (depreciation) on investments	734,643,271
Net realized and unrealized gain (loss)	931,127,205
Net increase (decrease) in net assets resulting from operations	$1,046,090,734

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 21

FRANKLIN MANAGED TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin Rising Dividends Fund

	Six Months Ended
	March 31, 2017	Year Ended
	(unaudited)	September 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$114,963,529	$213,367,540
Net realized gain (loss)	196,483,934	395,225,579
Net change in unrealized appreciation (depreciation)	734,643,271	2,295,332,464
Net increase (decrease) in net assets resulting from operations	1,046,090,734	2,903,925,583
Distributions to shareholders from:
Net investment income:
Class A	(106,687,364)	(127,610,709)
Class C	(16,806,688)	(15,877,260)
Class R	(1,994,441)	(2,284,958)
Class R6	(6,502,031)	(8,617,327)
Advisor Class	(23,481,584)	(23,728,849)
Net realized gains:
Class A	(235,621,159)	(413,062,860)
Class C	(61,175,304)	(107,524,199)
Class R	(5,095,117)	(9,531,669)
Class R6	(11,999,594)	(21,866,423)
Advisor Class	(47,063,389)	(67,142,436)
Total distributions to shareholders	(516,426,671)	(797,246,690)
Capital share transactions: (Note 2)
Class A	(561,256,878)	16,788,033
Class C	(90,748,531)	(41,557,923)
Class R	(12,890,360)	(26,375,961)
Class R6	(86,514,189)	(42,046,098)
Advisor Class	618,329,842	210,358,970
Total capital share transactions	(133,080,116)	117,167,021
Net increase (decrease) in net assets	396,583,947	2,223,845,914
Net assets:
Beginning of period	17,558,178,200	15,334,332,286
End of period.	$17,954,762,147	$17,558,178,200
Undistributed net investment income included in net assets:
End of period.	$7,619,682	$48,128,261

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN MANAGED TRUST

Notes to Financial Statements (unaudited)

Franklin Rising Dividends Fund

1. Organization and Significant Accounting Policies

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Rising Dividends Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into

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Semiannual Report 23

FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

1. Organization and Significant Accounting

Policies (continued)

a. Financial Instrument Valuation (continued)

question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent

24 Semiannual Report

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FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	15,991,144	$854,922,451	33,828,312	$1,719,581,671
Shares issued in reinvestment of distributions	6,233,421	326,186,495	10,414,790	515,015,113
Shares issued on reorganization	—	—	2,575,554	99,849,935
Shares redeemed	(32,642,096)	(1,742,365,824)	(46,142,408)	(2,317,658,686)
Net increase (decrease)	(10,417,531)	$(561,256,878)	676,248	$16,788,033
Class C Shares:
Shares sold	3,957,000	$207,740,039	8,199,537	$410,254,613
Shares issued in reinvestment of distributions	1,373,229	70,612,731	2,279,688	110,737,680
Shares issued on reorganization	—	—	639,687	24,370,881
Shares redeemed	(7,030,551)	(369,101,301)	(11,986,483)	(586,921,097)
Net increase (decrease)	(1,700,322)	$(90,748,531)	(867,571)	$(41,557,923)
Class R Shares:
Shares sold	497,336	$26,467,191	1,040,088	$52,860,243
Shares issued in reinvestment of distributions	122,676	6,398,722	218,216	10,751,479
Shares issued on reorganization	—	—	78,433	3,030,450
Shares redeemed	(858,207)	(45,756,273)	(1,880,603)	(93,018,133)
Net increase (decrease)	(238,195)	$(12,890,360)	(543,866)	$(26,375,961)
Class R6 Shares:
Shares sold	1,514,735	$81,919,633	1,090,567	$55,523,821
Shares issued in reinvestment of distributions	310,676	16,239,831	556,116	27,477,953
Shares redeemed	(3,390,677)	(184,673,653)	(2,449,170)	(125,047,872)
Net increase (decrease)	(1,565,266)	$(86,514,189)	(802,487)	$(42,046,098)

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Semiannual Report 25

FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016
	Shares	Amount	Shares	Amount
Advisor Class Shares:
Shares sold	18,507,163	$986,307,525	13,762,237	$710,165,890
Shares issued in reinvestment of distributions	1,236,467	64,636,177	1,656,248	81,839,593
Shares issued on reorganization	—	—	119,079	4,612,835
Shares redeemed	(8,100,452)	(432,613,860)	(11,740,996)	(586,259,348)
Net increase (decrease)	11,643,178	$618,329,842	3,796,568	$210,358,970

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	Over $1 billion, up to and including $5 billion
0.490%	Over $5 billion, up to and including $10 billion
0.480%	Over $10 billion, up to and including $20 billion
0.470%	In excess of $20 billion

For the period ended March 31, 2017, the annualized effective investment management fee rate was 0.499% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in

26 Semiannual Report

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FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%
Class R	0.50%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated broker/dealers	$2,142,767
CDSC retained	$159,890

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended March 31, 2017, the Fund paid transfer agent fees of $10,908,290, of which $4,077,716 was retained by Investor Services.

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to October 1, 2013, the waiver was accounted for as a reduction to management fees. During the period ended March 31, 2017, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio, 0.32%	216,224,906	649,778,101	(660,235,282)	205,767,725	$205,767,725	$101,204	$-	1.0%

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Semiannual Report 27

FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

3.	Transactions with Affiliates (continued)
g.	Waiver and Expense Reimbursements

Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% until January 31, 2018. There were no Class R6 transfer agent fees waived during the period ended March 31, 2017.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended March 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At September 30, 2016, the Fund had short-term capital loss carryforwards of $1,076,222 and long-term capital loss carryforwards of $4,586,450, which were from the merged Franklin Large Cap Value Fund and may be carried over to offset future capital gains, subject to certain limitations.

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$11,720,331,692

Unrealized appreciation	$6,627,294,275
Unrealized depreciation	(434,405,724)
Net unrealized appreciation (depreciation)	$6,192,888,551

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2017, aggregated $264,203,454 and $843,797,253, respectively.

7. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended March 31, 2017, investments in “affiliated companies” were as follows:

	Number of			Number of
	Shares Held			Shares
	at Beginning	Gross	Gross	Held at End	Value at	Investment	Realized
Name of Issuer	of Period	Additions	Reductions	of Period	End of Period	Income	Gain (Loss)
Non-Controlled Affiliates
Albemarle Corp	6,998,000	—	—	6,998,000	$739,268,720	$4,373,750	$—
John Wiley & Sons Inc., A	4,412,048	—	—	4,412,048	237,368,182	2,735,470	—
Matthews International Corp., A .	2,663,292	—	(124,381)	2,538,911	171,757,329	884,374	3,836,594
Total Affiliated Securities (Value is 6.4% of Net Assets)					$1,148,394,231	$7,993,594	$3,836,594

28 Semiannual Report

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FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin Rising Dividends Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2017, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Semiannual Report 29

FRANKLIN MANAGED TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations
Selected Portfolio
ADR American Depositary Receipt

30 Semiannual Report

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FRANKLIN MANAGED TRUST
FRANKLIN RISING DIVIDENDS FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by
visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding the
operations of the Public Reference Room may be obtained by
calling (800) SEC-0330.

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Semiannual Report 31

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                    N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)  Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  May 25, 2017

By  /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  May 25, 2017